Intangible Assets	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets
Note 4 – Intangible assets
Intangible assets consist of the following (in thousands):

Description	Weighted Average Remaining Useful Life in Years	December 31, 2020	December 31, 2019
Trademark and tradenames	5.5	$67,183	$66,311
Accumulated amortization		(29,004)	(21,504)

Trademark and tradenames, net		38,179	44,807

Developed technology	4.2	79,796	71,327
Accumulated amortization		(49,968)	(36,838)

Developed technology, net		29,828	34,489

Non-compete agreements	—	1,402	1,467
Accumulated amortization		(1,402)	(1,242)

Non-compete agreements, net		—	225

Customer relationships	6.1	97,420	95,693
Accumulated amortization		(55,694)	(44,646)

Customer relationships, net		41,726	51,047

Intangible assets, net of amortization		$109,733	$130,568

Future amortization of intangible assets is as follows (in thousands):

December 31,	Amount
2021	$27,398
2022	23,153
2023	17,413
2024	13,111
2025	8,718
Thereafter	15,025
In process	4,916

Total	$109,733